Derivative liabilities (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gain on change in fair value of derivative liabilities	$ (8,873)	$ 38,759
Loss on issuance of derivative	0	0
Embedded derivatives [Member]
Gain on change in fair value of derivative liabilities	$ (8,873)	$ 38,759